Accrued expenses, deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities
Deferred revenue	€ 460	€ 615
Salaries, wages and social charges	45	45
Other	36	52
Total accruals and deferred income classified as non-current	541	712
Current liabilities
Deferred revenue	155	155
Salaries, wages and social charges	1,362	1,236
VAT and other indirect taxes	337	359
Discount accruals	747	385
Accrued expenses related to customer projects	475	496
Other	645	692
Total accruals and deferred income classified as current	€ 3,721	€ 3,323